Significant Accounting Policies - Revenue recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue recognition
Capitalized contract cost	$ 6,838	$ 4,091
Amortization of contract cost	9,087	4,486	$ 2,710
Impairment of contract cost assets	89	0	0
Revenue recognized from contract with customer liability	34,516
Revenue recognized from performance obligations satisfied	0
Remaining performance obligation amount	75,488
Contract liability
Contract liability	75,488	44,465	26,917
Refund liability	1,036	533	284
Deposits from students	45	66	13
Advances from students	$ 76,569	$ 45,064	$ 27,214
Minimum
Revenue recognition
Obligation term	5 months
Maximum
Revenue recognition
Obligation term	18 months